Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,683	4,176	597
ROU assets obtained in exchange for operating lease liabilities	3,869	2,669	382

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2026	3,447	493
2027	2,412	345
2028	1,275	182
2029	534	76
2030	142	20
Thereafter	132	19

Total future lease payments	7,942	1,135
Less: Imputed interest	377	54

Total lease liability balance	7,565	1,081